UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [x  ]; Amendment Number: 2
   This Amendment (Check only one.):	[  ] is a restatement.
					[ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully?s Trail
	   Pittsford, New York_14534
	Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680
Signature, Place, and Date of Signing:

George Karpus		Pittsford, NewYork 14534
04/28/06
[Signature]		[City, State]	[Date]

Report Type ( Check only one.):

[ x ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager
are reported in this              report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]





FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F Information Table Entry Total:   182

Form 13F Information Table Value Total:  669,748
					           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]





























Form 13F Information Table
Column 1
Column
2
Column 3
Column
4
Column
5
Column 6
Column 7
Column
8








Name of Issuer
Title of
Cusip
Value
Shares
Or
Investment
Other
Voting

Class

(x$1000)
Prn Amt
Discretion
Managers
Authority
3M COMPANY
Common
Stock
88579Y101
251
3,318
Sole
N/a
Sole
ACM GOVERNMENT
OPPORTUNITY FUND,
INC.
Common
Stock
000918102
4,616
605,740
Sole
N/a
Sole
ACM MANAGED INCOME
FUND
Common
Stock
000919100
12,119
3,482,515
Sole
N/a
Sole
ADAMS EXPRESS
COMPANY
Common
Stock
006212104
8,771
659,496
Sole
N/a
Sole
ADVENT/CLAYMORE
ENH GR & INC
Common
Stock
00765E104
3,760
215,360
Sole
N/a
Sole
AIM SELECT REAL
ESTATE INCOME FUND
Common
Stock
00888R107
2,294
141,630
Sole
N/a
Sole
ALLIANCE WORLD
DOLLAR GOVERNMENT
FUND
Common
Stock
018796102
130
10,320
Sole
N/a
Sole
ALLIANCE WORLD
DOLLAR GOVT FUND II
Common
Stock
01879R106
2,593
205,947
Sole
N/a
Sole
ALLMERICA SECURITIES
TRUST
Common
Stock
019921105
3,766
409,785
Sole
N/a
Sole
AMERICAN INCOME
FUND, INC.
Common
Stock
02672T109
3,847
499,655
Sole
N/a
Sole
AMERICAN SELECT
PORTFOLIO
Common
Stock
029570108
855
73,035
Sole
N/a
Sole
AMERICAN STRATEGIC
INC III
Common
Stock
03009T101
3,985
371,770
Sole
N/a
Sole
AMERICAN STRATEGIC
INCOME PORTFOLIO
INC.
Common
Stock
030098107
586
54,720
Sole
N/a
Sole
ASIA PACIFIC FUND,
INC.
Common
Stock
044901106
585
31,815
Sole
N/a
Sole
BANCROFT
CONVERTIBLE FUND,
INC.
Common
Stock
059695106
769
40,920
Sole
N/a
Sole
BANK OF NEW YORK
COMPANY, INC.
Common
Stock
064057102
6,871
190,644
Sole
N/a
Sole
BLACKROCK FLORIDA
INSD MUNI
Common
Stock
09250G102
418
30,350
Sole
N/a
Sole
BLACKROCK INCOME
OPPORTUNITY TRUST
Common
Stock
092475102
6,825
643,901
Sole
N/a
Sole
BLACKROCK INS MUNI
INCOME TR
Common
Stock
092479104
4,097
288,925
Sole
N/a
Sole
BLACKROCK MUNI
TARGET TRUST
Common
Stock
09247M105
40,135
4,013,540
Sole
N/a
Sole
BLACKROCK NEW YORK
INSD 2008
Common
Stock
09247L107
14,252
935,772
Sole
N/a
Sole
BLACKROCK NEW YORK
MUN II
Common
Stock
09249r102
831
59,500
Sole
N/a
Sole
BLACKROCK STRAT
DVD ACHV TRS
Common
Stock
09249Y107
6,571
481,732
Sole
N/a
Sole
BOULDER TOTAL
RETURN FUND
Common
Stock
101541100
243
13,650
Sole
N/a
Sole
BRANTLEY CAPITAL
CORP
Common
Stock
105494108
937
340,738
Sole
N/a
Sole
CAPITAL AND INC
STRAT FD INC.
Common
Stock
13971Y103
1,336
75,015
Sole
N/a
Sole
CAPITAL SOUTHWEST
CORPORATION
Common
Stock
140501107
496
5,194
Sole
N/a
Sole
CASTLE CONVERTIBLE
FUND
Common
Stock
148443104
769
33,100
Sole
N/a
Sole
CEF WESTERN ASSET
CLYMOR
Common
Stock
95766Q106
498
43,940
Sole
N/a
Sole
CENTRAL SECURITIES
CORP
Common
Stock
155123102
656
26,650
Sole
N/a
Sole
CITIGROUP
INVESTMENTS
CORPORATE LOAN
FUND
Common
Stock
17307C107
4,728
358,192
Sole
N/a
Sole
COHEN & STEERS REIT
& UTILITY INCOME FUND
Common
Stock
19247Y108
1,991
104,360
Sole
N/a
Sole
COHEN & STEERS SEL
UTILITY
Common
Stock
19248A109
2,790
136,430
Sole
N/a
Sole
COLONIAL INSURED
MUNICIPAL FUND
Common
Stock
195761101
2,072
156,260
Sole
N/a
Sole
COMMERCE BANCORP,
INC. NJ
Common
Stock
200519106
458
12,500
Sole
N/a
Sole
DREMAN / CLAYMORE
DIVIDEND & INCOME
Common
Stock
26153R100
357
19,015
Sole
N/a
Sole
DREYFUS STRATEGIC
MUNICIPALS
Common
Stock
261932107
955
107,550
Sole
N/a
Sole
DTF TAX FREE INCOME,
INC.
Common
Stock
23334J107
1,182
80,500
Sole
N/a
Sole
DWS GLOBAL
COMMODITIES STOCK
FUND, INC.
Common
Stock
23338Y100
5,882
366,735
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND II, INC.
Common
Stock
23338X102
778
45,190
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND INC.
Common
Stock
233384106
2,561
112,615
Sole
N/a
Sole
EATON VANCE INSURED
NY MUNICIPL BOND FD
II
Common
Stock
27828T109
171
11,820
Sole
N/a
Sole
EATON VANCE SENIOR
INCOME TRUST
Common
Stock
27826S103
802
99,142
Sole
N/a
Sole
EATON VANCE SHORT
DUR DIV IN
Common
Stock
27828V104
1,092
64,670
Sole
N/a
Sole
EMERGING MARKETS
TELECOMUNICATIONS
FUND
Common
Stock
290890102
3,280
260,137
Sole
N/a
Sole
ENHANCED S&P 500
COVERED CAL
Common
Stock
29332W107
212
11,800
Sole
N/a
Sole
EQUUS II INC
Common
Stock
294766100
94
12,150
Sole
N/a
Sole
ERHC ENERGY, INC.
Common
Stock
26884J104
9
10,000
Sole
N/a
Sole
EUROPE FUND, INC
Common
Stock
29874M103
9,015
750,646
Sole
N/a
Sole
EVERGREEN MANAGED
INCOME FUND
Common
Stock
30024Y104
4,961
305,828
Sole
N/a
Sole
FEDERATED PREMIER
INT MUNI
Common
Stock
31423M105
517
38,850
Sole
N/a
Sole
FIRST NIAGARA
FINANCIAL GRP
Common
Stock
33582V108
1,945
132,660
Sole
N/a
Sole
FIRST TRUST
ABERDEEN GLOBAL
Common
Stock
337319107
3,658
199,588
Sole
N/a
Sole
FIRST TRUST VALUE
LINE DIVIDEND FUND
Common
Stock
33735A100
4,966
340,810
Sole
N/a
Sole
FIRST TRUST/FIDAC
MORTG INCM
Common
Stock
33734E103
605
37,936
Sole
N/a
Sole
FIRST TRUST/VALUE
LINE & IBB EQ ALLOC
Common
Stock
33735H105
2,304
107,316
Sole
N/a
Sole
FLAH &
CRUM/CLAYMORE PFD
S I
Common
Stock
338478100
3,929
198,310
Sole
N/a
Sole
FLOATING RATE INC
STRAT II
Common
Stock
339736100
299
16,850
Sole
N/a
Sole
FRANKLIN STREET
PROPERTIES CORP.
Common
Stock
35471r106
900
42,568
Sole
N/a
Sole
FT DEARBORN INCOME
SEC
Common
Stock
347200107
4,148
294,990
Sole
N/a
Sole
GABELLI DIVIDEND &
INCOME TRUST
Common
Stock
36242H104
1,311
71,275
Sole
N/a
Sole
GABELLI GLOBAL
MULTIMEDIA TRUST
Common
Stock
36239Q109
3,621
348,887
Sole
N/a
Sole
GENERAL AMERICAN
INVESTORS
Common
Stock
368802104
4,263
112,666
Sole
N/a
Sole
GSI GROUP, INC.
Common
Stock
36229U102
292
26,434
Sole
N/a
Sole
ING PRIME RATE TRUST
Common
Stock
44977W106
391
55,770
Sole
N/a
Sole
INSURED MUNI INCOME
FUND(NAME CHANGE
8/95)
Common
Stock
45809F104
3,127
240,180
Sole
N/a
Sole
INTERMEDIATE MUNI
FUND, INC
Common
Stock
45880P104
2,295
260,185
Sole
N/a
Sole
INVESTMENT GRADE
MUNI INC FD(NAME CHG
8/95
Common
Stock
461368102
2,525
188,570
Sole
N/a
Sole
ISHARES DOW JONES
U.S. ENERGY SECTOR
INDEX
Common
Stock
464287796
276
3,000
Sole
N/a
Sole
ISHARES GS$ INVESTOP
CORP. BD
Common
Stock
464287242
12,854
122,070
Sole
N/a
Sole
ISHARES LEHMAN 20+
YEAR TREASURY BOND
Common
Stock
464287432
934
10,753
Sole
N/a
Sole
ISHARES LEHMAN US
TSY INFLA PROTECTED
SEC
Common
Stock
464287176
1,170
11,625
Sole
N/a
Sole
ISHARES MSCI
AUSTRALIA
Common
Stock
464286103
2,258
112,770
Sole
N/a
Sole
ISHARES MSCI CANADA
Common
Stock
464286509
5,013
212,159
Sole
N/a
Sole
ISHARES MSCI
EMERGING MARKETS
INDEX
Common
Stock
464287234
2,570
25,957
Sole
N/a
Sole
ISHARES MSCI FRANCE
Common
Stock
464286707
5,226
178,920
Sole
N/a
Sole
ISHARES MSCI HONG
KONG
Common
Stock
464286871
199
14,765
Sole
N/a
Sole
ISHARES MSCI JAPAN
INDEX FUND
Common
Stock
464286848
12,761
886,214
Sole
N/a
Sole
ISHARES MSCI PACIFIC
EX-JAPAN INDEX FUND
Common
Stock
464286665
720
6,860
Sole
N/a
Sole
ISHARES MSCI SOUTH
KOREA IND
Common
Stock
464286772
551
11,810
Sole
N/a
Sole
ISHARES MSCI TAIWAN
INDEX FD
Common
Stock
464286731
603
47,390
Sole
N/a
Sole
ISHARES MSCI UNITED
KINGDOM
Common
Stock
464286699
15,908
789,109
Sole
N/a
Sole
ISHARES RUSSELL 2000
INDEX FUND
Common
Stock
464287655
7,285
95,898
Sole
N/a
Sole
ISHARES RUSSELL
MIDCAP VALUE INDEX
FUND
Common
Stock
464287473
280
2,100
Sole
N/a
Sole
ISHARES S&P MIDCAP
400/BARRA VALUE
INDEX
Common
Stock
464287705
260
3,390
Sole
N/a
Sole
ISHARES S&P
SMALLCAP 600/BARRA
VALUE INDEX
Common
Stock
464287879
242
3,330
Sole
N/a
Sole
ISHARES TR 1-3 YR TRS
BD
Common
Stock
464287457
1,267
15,837
Sole
N/a
Sole
J F CHINA REGION
FUND, INC.
Common
Stock
46614T107
523
33,255
Sole
N/a
Sole
JOHN HANCOCK BANK &
THRIFT FUN
Common
Stock
409735107
5,372
560,155
Sole
N/a
Sole
JOHN HANCOCK
FINANCIAL
Common
Stock
41014X105
229
12,884
Sole
N/a
Sole
JOHN HANCOCK
INCOME SECURITIES
TRUST
Common
Stock
410123103
179
13,100
Sole
N/a
Sole
JOHN HANCOCK PFD
INCOME III
Common
Stock
41021P103
9,203
451,815
Sole
N/a
Sole
JOHN HANCOCK T/A
DVD INCOME
Common
Stock
41013V100
2,168
126,050
Sole
N/a
Sole
LATIN AMERICA
DISCOVERY FUND
Common
Stock
51828C106
366
13,784
Sole
N/a
Sole
LATIN AMERICA EQUITY
FUND
Common
Stock
51827Q106
3,983
111,472
Sole
N/a
Sole
LAZARD GLOBAL TOT
RT & INC
Common
Stock
52106W103
2,204
112,792
Sole
N/a
Sole
LENNOX
INTERNATIONAL INC.
Common
Stock
526107107
383
12,830
Sole
N/a
Sole
MANAGED MUNICIPALS
PORTFOLIO INC
Common
Stock
561662107
1,737
158,750
Sole
N/a
Sole
MBIA CAP/CLAYMORE
MGD DUR INV GRADE
MUNI
Common
Stock
55266X100
5,021
393,150
Sole
N/a
Sole
MEXICO EQUITY AND
INCOME FUND
Common
Stock
592834105
330
17,495
Sole
N/a
Sole
MEXICO FUND
Common
Stock
592835102
334
10,972
Sole
N/a
Sole
MFS CHARTER INCOME
TRUST
Common
Stock
552727109
10,432
1,238,988
Sole
N/a
Sole
MFS GOVERNMENT
MARKETS INCOME
TRUST
Common
Stock
552939100
23,515
3,685,707
Sole
N/a
Sole
MFS INTERMEDIATE
INCOME
Common
Stock
55273C107
11,498
1,866,505
Sole
N/a
Sole
MFS MULTI MARKET
INCOME FUND
Common
Stock
552737108
5,828
974,555
Sole
N/a
Sole
MONTGOMERY STREET
INCOME SECURITIES
Common
Stock
614115103
1,131
66,275
Sole
N/a
Sole
MORGAN STANLEY
ASIA-PACIFIC FUND
Common
Stock
61744U106
10,065
598,406
Sole
N/a
Sole
MORGAN STANLEY
DEAN WITTER GOVT
INCOME TR
Common
Stock
61745P106
11,954
1,386,725
Sole
N/a
Sole
MORGAN STANLEY
DEAN WITTR NY QUAL
MUN SECS
Common
Stock
61745P528
406
29,885
Sole
N/a
Sole
MORGAN STANLEY
INCOME SEC INC
Common
Stock
61745P874
3,901
257,335
Sole
N/a
Sole
MSDW INSURED
MUNICIPAL BOND
Common
Stock
61745p817
1,346
97,350
Sole
N/a
Sole
MUNICIPAL ADVANTAGE
FUND INC.
Common
Stock
626189104
3,872
308,010
Sole
N/a
Sole
MUNICIPAL HIGH
INCOME FUND INC.
Common
Stock
626214100
1,103
150,535
Sole
N/a
Sole
MUNIYIELD CALIFORNIA
FUND
Common
Stock
626296107
427
32,200
Sole
N/a
Sole
NEUBERGER BERMAN
DIVIDEND ADVANTAGE
FUND
Common
Stock
64127J102
461
22,182
Sole
N/a
Sole
NEUBERGER BERMAN
INCOME OPP FD
Common
Stock
64126L108
342
22,380
Sole
N/a
Sole
NEUBERGER BERMAN
REAL ESTATE
Common
Stock
64190A103
538
33,960
Sole
N/a
Sole
NEUBERGER BERMAN
REAL ESTATE INCOME
FUND
Common
Stock
64126D106
841
33,235
Sole
N/a
Sole
NEUBERGER BERMAN
REALTY, INC.
Common
Stock
64126G109
1,235
60,345
Sole
N/a
Sole
NEW GERMANY FUND
Common
Stock
644465106
17,292
1,332,209
Sole
N/a
Sole
NEW IRELAND FUND,
INC.
Common
Stock
645673104
3,568
141,705
Sole
N/a
Sole
NICHOLAS-APPLE INTL
& PR STR
Common
Stock
65370C108
444
17,780
Sole
N/a
Sole
NUVEEN INS NY T/F ADV
MUNI
Common
Stock
670656107
924
66,000
Sole
N/a
Sole
NUVEEN INSURED
PREMIUM INC-2
Common
Stock
6706D8104
1,840
141,650
Sole
N/a
Sole
NUVEEN INSURED TAX-
FREE ADVANTAGE MUNI
FD
Common
Stock
670657105
588
42,650
Sole
N/a
Sole
NUVEEN
PENNSYLVANIA INV
QUAL MUNI FUND
Common
Stock
670972108
744
53,850
Sole
N/a
Sole
NUVEEN PREFERRED &
CONVERTIBLE INC FD 2
Common
Stock
67073D102
398
32,290
Sole
N/a
Sole
NUVEEN PREMIER MUNI
INC FD
Common
Stock
670988104
4,006
294,750
Sole
N/a
Sole
NUVEEN PREMIUM INC
MUNI II
Common
Stock
67063W102
1,824
130,925
Sole
N/a
Sole
NUVEEN SELECT TAX-
FREE INCOME
PORTFOLIO 3
Common
Stock
67063X100
428
31,805
Sole
N/a
Sole
PETROLEUM &
RESOURCES
CORPORATION
Common
Stock
716549100
266
8,000
Sole
N/a
Sole
PIONEER INTEREST
SHARES, INC.
Common
Stock
723703104
2,665
246,725
Sole
N/a
Sole
PIONEER MUNI HI
INCOME TRUST
Common
Stock
723763108
2,488
182,825
Sole
N/a
Sole
PIONEER TAX ADV
BALANCE FUND
Common
Stock
72388R101
3,946
307,105
Sole
N/a
Sole
POWERSHARES
WILDERHILL CLEAN
ENERGY PORT.
Common
Stock
73935X500
321
15,100
Sole
N/a
Sole
PUTNAM CALIF INVT
GRADE MUNI
Common
Stock
746446103
135
10,100
Sole
N/a
Sole
PUTNAM HIGH INCOME
BOND FUND
Common
Stock
746779107
209
26,570
Sole
N/a
Sole
PUTNAM HIGH YIELD
MUNICIPAL TRUST
Common
Stock
746781103
1,488
212,250
Sole
N/a
Sole
PUTNAM INVESTMENT
GRADE MUNICIPAL
TRUST
Common
Stock
746805100
16,446
1,716,745
Sole
N/a
Sole
PUTNAM MANAGED
MUNICIPAL INCOME
TRUST
Common
Stock
746823103
1,740
235,400
Sole
N/a
Sole
PUTNAM MASTER
INTERMEDIATE INCOME
TRUST
Common
Stock
746909100
79
13,080
Sole
N/a
Sole
PUTNAM MUNICIPAL
OPPORTUNITIES TRUST
Common
Stock
746922103
5,048
429,263
Sole
N/a
Sole
PUTNAM NY
INVESTMENT GRADE
MUNICIPAL TRUST
Common
Stock
746921105
1,595
133,140
Sole
N/a
Sole
PUTNAM PREMIER
INCOME TRUST
Common
Stock
746853100
2,469
404,017
Sole
N/a
Sole
PUTNAM TAX-FREE
HEALTH CARE FUND
Common
Stock
746920107
1,585
129,955
Sole
N/a
Sole
REAL ESTATE INCOME
FUND, INC.
Common
Stock
755881109
2,326
117,098
Sole
N/a
Sole
RYDEX S&P EQUAL
WEIGHT ETF
Common
Stock
78355W106
9,322
52,848
Sole
N/a
Sole
S & P MID-CAP 400
DEPOSITARY RECEIPTS
Common
Stock
595635103
2,745
18,960
Sole
N/a
Sole
S&P 500 COVERED CALL
FD INC
Common
Stock
78381P109
1,397
82,295
Sole
N/a
Sole
S&P QUAL RANK GL EQ
MGD TRST
Common
Stock
09250D109
745
49,583
Sole
N/a
Sole
SALOMON BROS 2008
WORLDWIDE DOLLAR
GOVT TR
Common
Stock
79548R103
9,944
908,160
Sole
N/a
Sole
SALOMON BROS HIGH
INC FD II
Common
Stock
794907105
359
36,215
Sole
N/a
Sole
SALOMON BROS VAR
RT STRAT FD
Common
Stock
79550X105
2,030
118,005
Sole
N/a
Sole
SALOMON BROTHERS
CAP & INC
Common
Stock
795500107
2,571
144,220
Sole
N/a
Sole
SALOMON BROTHERS
FUND INC
Common
Stock
795477108
16,564
1,060,448
Sole
N/a
Sole
SALOMON BROTHERS
INFL MGMT
Common
Stock
79550V109
8,939
549,404
Sole
N/a
Sole
SALOMON BROTHERS
MUNI PARTNRS II
Common
Stock
794918102
4,090
311,725
Sole
N/a
Sole
SALOMON BROTHERS
MUNI PTR FD
Common
Stock
794916106
3,892
271,240
Sole
N/a
Sole
SCUDDER NEW ASIA
FUND
Common
Stock
811183102
2,401
108,224
Sole
N/a
Sole
SELIGMAN QUALITY
MUNICIPAL FUND
Common
Stock
816343107
8,111
623,956
Sole
N/a
Sole
SELIGMAN SELECT
MUNICIPAL FUND
Common
Stock
816344105
2,375
237,487
Sole
N/a
Sole
SINGAPORE FUND
Common
Stock
82929L109
1,799
148,690
Sole
N/a
Sole
SUNAMERICA FOCUSED
ALPHA GR
Common
Stock
867037103
314
17,675
Sole
N/a
Sole
SUNSET FINANCIAL
RESOURCES
Common
Stock
867708109
407
44,600
Sole
N/a
Sole
SWISS HELVETIA FUND
Common
Stock
870875101
7,606
453,834
Sole
N/a
Sole
TCW STRATEGIC
INCOME FUND INC
Common
Stock
872340104
1,712
341,040
Sole
N/a
Sole
TEMPLETON DRAGON
FUND, INC.
Common
Stock
88018T101
227
10,473
Sole
N/a
Sole
THE EUROPEAN EQUITY
FUND, INC
Common
Stock
298768102
403
39,311
Sole
N/a
Sole
TRI-CONTINENTAL
CORPORATION
Common
Stock
895436103
44,475
2,197,376
Sole
N/a
Sole
TS&W/CLAYMORE TAX-
ADVANTAGED
BALANCED FUND
Common
Stock
87280R108
750
53,750
Sole
N/a
Sole
VAN KAMPEN AMCAP IN
FL COM
Common
Stock
920932100
2,541
168,947
Sole
N/a
Sole
VAN KAMPEN AMCAP IN
NY COM
Common
Stock
920931102
1,706
112,321
Sole
N/a
Sole
VAN KAMPEN AMCAP PA
VL COM
Common
Stock
92112T108
784
56,800
Sole
N/a
Sole
VAN KAMPEN AMER
CAP ADV MUN II
Common
Stock
92112K107
374
28,139
Sole
N/a
Sole
VAN KAMPEN AMER
CAP MUNI TRUST
Common
Stock
920919107
279
19,219
Sole
N/a
Sole
VAN KAMPEN AMER TR
FOR INV GRADE
Common
Stock
920929106
1,287
87,094
Sole
N/a
Sole
VAN KAMPEN BOND
FUND
Common
Stock
920955101
8,476
501,225
Sole
N/a
Sole
VAN KAMPEN INCOME
TRUST
Common
Stock
920957107
3,666
651,240
Sole
N/a
Sole
VAN KAMPEN SLECT
SECTOR MUNICIPAL
TRUST
Common
Stock
92112M103
2,250
177,980
Sole
N/a
Sole
WESTERN ASSET CLAY
US TREAS INFL PROT 2
Common
Stock
95766R104
30,161
2,622,683
Sole
N/a
Sole
WESTERN ASSET
INCOME FUND
Common
Stock
95766T100
524
36,867
Sole
N/a
Sole
ZWEIG FUND
Common
Stock
989834106
6,492
1,180,410
Sole
N/a
Sole
Total Funds:  182


669,748